Income Taxes - Components of the deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryovers - Federal	$ 22,798	$ 19,936
Net operating loss carryovers - State	4,811	5,640
Unrealized loss on equity securities	2,913	2,415
Research and development credits	3,149	2,300
Loss on impairment of strategic investments	1,177	1,449
Research and experimental costs	4,973
Other	1,478	552
Lease liability	629
Deferred revenue	5,166	5,353
Total deferred tax assets	47,094	37,645
Less: valuation allowance	(46,457)	(37,630)
Total deferred tax assets	637	15
Deferred tax liabilities
Right-of-use asset	(578)
Depreciation and amortization	(59)	(15)
Total deferred tax liabilities	$ (637)	$ (15)